LONG-TERM RECEIVABLE, NET	6 Months Ended
Sep. 30, 2025
Accounts Receivable, after Allowance for Credit Loss, Noncurrent [Abstract]
LONG-TERM RECEIVABLE, NET

NOTE 4 — LONG-TERM RECEIVABLE, NET

Long-term accounts receivable, net

On December 20, 2020, Junzhang Shanghai and one of its subsidiaries entered into two repayment agreements with their customer Shanghai Puli Printing Co., Ltd (“Shanghai Puli”) to extend the repayment dates of Shanghai Puli’s account receivable balance totaling RMB 6,422,747 ($935,170) to June 30, 2022 and December 31, 2025 respectively. The repayment will be made quarterly and annually respectively. The long-term accounts receivable bears interest at the annual rate of 2% on the unpaid balance. On March 29, 2022, these two entities entered into an amended repayment agreement with Shanghai Puli to extend the repayment dates of Shanghai Puli’s account receivable balance as of March 31, 2022 totaling RMB 3,019,507 ($413,903) to December 31, 2023 and March 31, 2026 respectively. The long-term accounts receivable bears interest at the annual rate of 1% on the unpaid balance and the repayment will be made annually. One of the long-term accounts receivables due on December 31, 2023 has been fully collected. As of September 30, 2025 and March 31, 2025, the allowance for credit losses was $103,788 and $101,820, respectively, and total outstanding balance of the current portion of long-term accounts receivable, net was $84,279 and $82,681, respectively.

Long-term other receivable, net

The Company and Junzhang Shanghai entered into a repayment agreement with their vendor Shanghai Mingzhe Office Equipment Co., Ltd. (“Mingzhe”) and the legal representative of Mingzhe. Pursuant to the agreement, the Company had accounts receivable due from Mingzhe and advance to vendor made to Mingzhe totaling RMB 7,733,396 ($1,065,517). Mingzhe agreed to repay the total amount semiannually till June 30, 2027, and the long-term other receivable bears interest at the annual rate of 2% on the unpaid balance. As of September 30, 2025 and March 31, 2025, the allowance for credit losses was $903,992 and $671,088, respectively, and total outstanding balance of the long-term other receivable, net was $135,917 and $344,304 respectively.

The Company provided shot-term funding to support two of its third-party suppliers, however, loans were not repaid by the third-party suppliers upon maturity. The Company commenced lawsuits against these two third-party suppliers (“defendants”) in the People’s Court of Xi’an Beilin District, Shaanxi Province (the “Court”). Based on the Civil Mediation Settlement of the Court, the Company and the defendants reached to agreements, that the outstanding loans will be repaid by July 1, 2030 by installments. As of September 30, 2025 and March 31, 2025, the allowance for credit losses was $149,947 and $147,103, respectively, and total outstanding balance of the long-term other receivable, net was $343,055 and $336,549, respectively.